ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 10:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2014	2013

Employees and payroll accruals	$90,710	$87,259
Accrued expenses	66,587	64,145
Government authorities	57,849	57,916
Other	5,940	4,373

	$221,086	$213,693